Co-Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Co-investments in funds	$ 93,528	$ 73,573
Total co-investments	$ 93,528	$ 73,573